UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

Mid-Cap Value Fund	September 30, 2013

T. Rowe Price Mid-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 95.6%		
CONSUMER DISCRETIONARY 8.2%		
Auto Components 0.7%		
Visteon (1)	1,018,800	77,062
		77,062
Diversified Consumer Services 0.5%		
Strayer Education (2)	1,171,900	48,657
		48,657
Hotels, Restaurants & Leisure 0.4%		
International Game Technology	2,564,400	48,544
		48,544
Leisure Equipment & Products 1.7%		
Hasbro	852,900	40,206
Mattel	2,623,400	109,815
Sankyo-Gunma (JPY)	609,100	29,805
		179,826
Media 3.5%		
Cablevision, Class A	6,718,500	113,140
Charter Communications, Class A (1)	622,200	83,848
DreamWorks Animation, Class A (1)	2,720,500	77,425
Scholastic	680,000	19,482
Washington Post, Class B	139,643	85,371
		379,266
Specialty Retail 1.4%		
CarMax (1)	977,700	47,389
Gap	2,384,100	96,032
Murphy USA (1)	83,975	3,392
		146,813
Total Consumer Discretionary		880,168

CONSUMER STAPLES 9.3%		
Beverages 0.5%		
Beam	407,400	26,338
Brown-Forman, Class B	482,300	32,859
		59,197
Food & Staples Retailing 2.7%		
Kroger	3,870,900	156,152
Sysco	4,146,700	131,990
		288,142
Food Products 3.9%		
Archer-Daniels-Midland	3,597,700	132,539
Bunge Limited	1,023,100	77,664
Flowers Foods	3,141,308	67,350
Kellogg	1,287,400	75,609
McCormick	800,800	51,812
Tootsie Roll Industries	580,089	17,878
		422,852
Household Products 0.6%		
Clorox	739,000	60,391
		60,391
Personal Products 1.6%		
Avon	8,443,500	173,936
		173,936
Total Consumer Staples		1,004,518
ENERGY 8.9%		
Energy Equipment & Services 1.7%		
Exterran Holdings (1)(2)	6,751,900	186,150
		186,150

Oil, Gas & Consumable Fuels 7.2%		
CONSOL Energy	4,138,500	139,260
Hess	2,690,600	208,091
Murphy Oil	246,000	14,839
PBF Energy (2)	2,637,500	59,212
QEP Resources	663,500	18,372
Talisman Energy (CAD)	13,208,700	151,572
Valero Energy	657,600	22,457
WPX Energy (1)	8,459,700	162,934
		776,737
Total Energy		962,887
FINANCIALS 24.4%		
Capital Markets 7.2%		
E*TRADE Financial (1)	13,802,960	227,749
Greenhill	165,524	8,256
Lazard, Class A, Partnership	5,661,300	203,920
Legg Mason	3,199,500	106,991
Northern Trust	4,374,240	237,915
		784,831
Commercial Banks 4.8%		
BankUnited	446,920	13,939
CIT Group (1)	3,782,700	184,482
Commerce Bancshares	875,544	38,358
First Horizon National	11,811,442	129,808
M&T Bank	101,600	11,371
SunTrust	2,064,000	66,915
WestAmerica Bank (2)	1,520,307	75,620
		520,493
Insurance 8.7%		
Axis Capital Holdings	548,800	23,769
CNA Financial	2,678,800	102,277

Fidelity National Financial	3,122,000	83,045
First American Financial	5,448,924	132,681
Kemper	2,349,461	78,942
Loews	1,772,100	82,828
Marsh & McLennan	3,954,600	172,223
OneBeacon Insurance Group, Class A (2)	1,514,268	22,351
Progressive	3,684,300	100,323
White Mountains Insurance Group	247,000	140,202
		938,641
Real Estate Investment Trusts 2.3%		
General Growth Properties, REIT	485,100	9,357
Vornado Realty Trust, REIT	946,000	79,521
Weingarten Realty Investors, REIT	1,676,700	49,178
Weyerhaeuser, REIT	3,848,600	110,185
		248,241
Real Estate Management & Development 0.8%		
Forest City Enterprises, Class A (1)	1,516,200	28,717
Howard Hughes (1)	103,356	11,614
St. Joe (1)	2,188,483	42,938
		83,269
Thrifts & Mortgage Finance 0.6%		
Capitol Federal Financial	5,050,829	62,782
		62,782
Total Financials		2,638,257
HEALTH CARE 7.7%		
Health Care Equipment & Supplies 0.2%		
Zimmer Holdings	260,800	21,422
		21,422
Health Care Providers & Services 3.4%		
HealthSouth	3,864,357	133,243

Kindred Healthcare	2,957,800	39,723
Quest Diagnostics	1,523,100	94,112
Select Medical Holdings	5,746,512	46,375
Tenet Healthcare (1)	1,198,200	49,354
		362,807
Life Sciences Tools & Services 1.3%		
Life Technologies (1)	1,900,500	142,214
		142,214
Pharmaceuticals 2.8%		
Forest Laboratories (1)	1,519,500	65,019
Hospira (1)	4,749,426	186,273
Mallinckrodt (1)	1,299,500	57,295
		308,587
Total Health Care		835,030
INDUSTRIALS & BUSINESS SERVICES 8.7%		
Aerospace & Defense 2.3%		
Raytheon	765,200	58,974
Textron	6,979,900	192,715
		251,689
Airlines 2.4%		
Southwest Airlines	17,986,800	261,888
		261,888
Commercial Services & Supplies 1.0%		
Cintas	2,073,300	106,153
		106,153
Electrical Equipment 0.4%		
Babcock & Wilcox	1,106,296	37,304
		37,304

Machinery 0.7%		
Ingersoll-Rand	1,239,300	80,480
		80,480
Professional Services 1.9%		
ManpowerGroup	2,833,800	206,131
		206,131
Total Industrials & Business Services		943,645
INFORMATION TECHNOLOGY 7.8%		
Communications Equipment 0.9%		
ADTRAN	2,230,100	59,410
Tellabs	14,730,100	33,437
		92,847
Electronic Equipment, Instruments & Components 2.1%		
AVX	2,193,000	28,794
Molex, Class A (2)	5,227,600	200,113
		228,907
IT Services 1.0%		
Automatic Data Processing	150,200	10,871
CoreLogic (1)	1,783,403	48,241
Lender Processing Services	1,484,100	49,376
		108,488
Semiconductor & Semiconductor Equipment 3.8%		
Applied Materials	11,881,700	208,405
ASML Holding	442,382	43,690
Broadcom, Class A	3,980,600	103,535
Marvell Technology Group	1,757,700	20,214
ON Semiconductor (1)	4,835,100	35,296
		411,140
Total Information Technology		841,382

MATERIALS 8.1%		
Chemicals 2.1%		
Celanese, Series A	952,400	50,277
International Flavors & Fragrances	870,300	71,626
Scotts Miracle Gro	1,925,000	105,933
		227,836
Construction Materials 1.1%		
Vulcan Materials	2,337,255	121,093
		121,093
Containers & Packaging 2.7%		
MeadWestvaco	3,609,400	138,529
Packaging Corporation of America	2,698,500	154,057
		292,586
Metals & Mining 2.1%		
AngloGold, ADR	576,100	7,651
Franco-Nevada (CAD)	1,896,000	86,015
Newmont Mining	3,455,000	97,085
Nucor	588,700	28,858
		219,609
Paper & Forest Products 0.1%		
Louisiana Pacific (1)	735,800	12,943
		12,943
Total Materials		874,067
TELECOMMUNICATION SERVICES 0.9%		
Wireless Telecommunication Services 0.9%		
Telephone & Data Systems	3,249,683	96,028
Total Telecommunication Services		96,028

UTILITIES 7.9%		
Electric Utilities 3.6%		
American Electric Power	1,753,500	76,014
Duke Energy	524,766	35,044
FirstEnergy	3,239,372	118,075
Pepco	1,528,500	28,216
PPL	4,144,300	125,904
		383,253
Independent Power Producers & Energy Traders 3.6%		
Calpine (1)	5,422,400	105,357
Dynegy (1)	3,859,900	74,574
NRG Energy	7,702,638	210,513
		390,444
Multi-Utilities 0.7%		
NiSource	2,015,100	62,246
Teco Energy	1,020,000	16,871
		79,117
Total Utilities		852,814
Total Miscellaneous Common Stocks 3.7% (3)		394,932
Total Common Stocks (Cost $7,920,626)		10,323,728
CONVERTIBLE PREFERRED STOCKS 0.0%		
FINANCIALS 0.0%		
Real Estate Investment Trusts 0.0%		
Weyerhaeuser, REIT	83,200	4,361
Total Convertible Preferred Stocks (Cost $4,160)		4,361
CONVERTIBLE BONDS 0.4%		
Alcoa, 5.25%, 3/15/14	28,761,600	37,289

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments for federal income tax purposes was $8,437,608,000. Net unrealized gain aggregated $2,400,394,000 at period-end, of which $2,666,245,000 related to appreciated investments and $265,851,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 20, 2013